                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03128

Morgan Stanley Dividend Growth Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2006

Date of reporting period: February 28, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Dividend Growth Securities Inc. performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended February 28, 2006

Total Return for the 12 Months Ended February 28, 2006

Class A	Class B	Class C	Class D	S&P 500® Index[1]	Lipper Large-Cap Core Funds Index[2]
5.94%	6.03%	5.21%	6.22%	8.40%	8.67%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.
Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the fiscal period ended February 28, 2006, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Market Conditions

Investors' concerns about lofty oil prices, rising interest rates, inflationary pressures and the Federal Open Market Committee's (the "Fed") ongoing interest rate hikes—conditions that threatened to slow the pace of economic growth—maintained a presence throughout the entire reporting period. At the same time, positive influences kept the market afloat. The consumer remained resilient for longer than anticipated, even in the aftermath of the devastating Gulf Coast hurricanes. For several consecutive quarters, corporate earnings generally met or exceeded expectations. (However, this trend did begin to lose momentum with the fourth quarter 2005 earnings reports.) Healthy balance sheets with ample cash flow drove mergers and acquisitions, stock buybacks and dividend increases; and several high profile initial public offerings generated further confidence in the equity markets.

Against this backdrop, shifting sentiment drove the markets throughout the course of the Fund's fiscal year. The year began with some turbulence, as news of weak economic data and credit downgrades at major U.S. automakers roiled the markets. However, by May, market conditions stabilized and stocks rallied through July, as investors focused on more positive economic news, including solid gross domestic product (GDP) growth, a pick-up in consumer confidence and improving retail sales.

In the period spanning August through October, the markets pulled back again, as the hurricanes made landfall and the prices of crude oil and natural gas spiked to record highs. The consumer retreated and expectations for the holiday shopping season plummeted. Tax-loss selling and mounting inflation worries further hampered the market's progress. Sentiment brightened as consumer confidence and retail sales recovered, leading to a November rally.

Despite several headwinds, including a below-expectation GDP number, less good news on the corporate earnings front and lackluster forward guidance from company managements, the market advanced sharply in January. Increased risk appetites buoyed stocks in the higher volatility segments of the market (such as small caps)—a trend known as the "January Effect." In the final month of the period, investors appeared to pause and digest the prospects of a slower economy and more muted corporate earnings, as well as the inversion of the yield curve (in which the yields on short-term bonds are higher than those of long-term bonds), which some consider a harbinger of recession.

In this environment, small- and mid-cap stocks outperformed large-caps for the 12-month period. Growth- and value-style stocks performed similarly, without any decisive trend driving one style above the other. Energy and utilities were the broad market's best performing sectors, due to high commodity prices and investors' preference for yields. Despite the rising interest rate environment, financials did well on the whole. Here, companies with exposure to capital markets, merger and acquisition activity, real estate, or consumer finance advanced with particular strength. On the negative side, the materials sector languished, especially as chemical companies had their profits squeezed by rising production costs. The consumer staples sector was weak across many of its industries. The consumer discretionary sector, with its struggling autos and auto-related and media industries, also lagged.

Performance Analysis

Morgan Stanley Dividend Growth Securities, Inc. underperformed the S&P 500® Index and the Lipper Large-Cap Core Funds Index for the 12 months ended February 28, 2006, assuming no deduction of applicable sales charges.

The Fund's underperformance relative to the S&P 500 Index came partly from industrials holdings, especially those in the industrial conglomerates and commercial services and supplies industries. In addition, although the Fund benefited from positive performance in other areas of the health care sector, the Fund's biotechnology selections did not keep pace with the strong performance of the Index's stocks. The Fund also lost ground in its energy exposure. In the broad market, mid-cap energy stocks generally commanded the largest gains within the overall sector. However, our adherence to our investment discipline caused the Fund to underweight such names. As such, some of the Fund's large-cap exploration and production stocks lagged behind the benchmark's sector return.

However, there were pockets of strength in the portfolio during the period. Within consumer discretionary, the Fund benefited from strong stock selection across some of the Index's weakest groups, including auto components, media, and Internet catalogue and retail. In addition, a relative underweight to this underperforming sector contributed to results. In financials, our investment strategy had emphasized companies with capital markets exposure, and this positioning served the Fund well. Finally, the Fund's exposure to electric utilities, though small, proved advantageous as the electric utilities industry was the broader utilities sector's leading industry performer.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
PepsiCo, Inc.	4.1%
Exxon Mobil Corp.	3.8
Procter & Gamble Co. (The)	3.6
United Technologies Corp.	3.6
Target Corp.	3.2
Wyeth	2.9
General Electric Co.	2.9
3M Co.	2.7
BP PLC (ADR) (United Kingdom)	2.6
CVS Corp.	2.4

TOP FIVE INDUSTRIES
Industrial Conglomerates	9.4%
Integrated Oil	6.4
Financial Conglomerates	5.7
Pharmaceuticals: Major	5.4
Food: Major Diversified	4.1

Data as of February 28, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks of companies with a record of paying dividends and the potential for increasing dividends. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., initially employs a quantitative screening process in an attempt to identify a number of common stocks which are reasonably valued and which have a record of paying dividends. The Investment Adviser also considers other factors, such as a company's return on invested capital and levels of free cash flow. The Investment Adviser then applies qualitative analysis to determine which stocks it believes have attractive future growth prospects and the potential to increase dividends and, finally, to determine whether any of the stocks should be added to or sold from the Fund's portfolio.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment — Class B

Average Annual Total Returns — Period Ended February 28, 2006

	Class A Shares* (since 07/28/97)		Class B Shares** (since 03/30/81)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	DIVAX		DIVBX		DIVCX		DIVDX
1 Year	5.94%	[3]	6.03%	[3]	5.21%	[3]	6.22%	[3]
	0.38	[4]	1.52	[4]	4.31	[4]	—
5 Years	2.37	[3]	1.98	[3]	1.60	[3]	2.61	[3]
	1.27	[4]	1.74	[4]	1.60	[4]	—
10 Years	—		6.78	[3]	—		—
	—		6.78	[4]	—		—
Since Inception	4.14	[3]	11.58	[3]	3.37	[3]	4.39	[3]
	3.49	[4]	11.58	[4]	3.37	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on February 28, 2006.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/05 – 02/28/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	09/01/05	02/28/06	09/01/05 – 02/28/06
Class A
Actual (5.64% return)	$1,000.00	$1,056.40	$4.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.53	$4.31
Class B
Actual (5.72% return)	$1,000.00	$1,057.20	$3.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.03	$3.81
Class C
Actual (5.27% return)	$1,000.00	$1,052.70	$8.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.86	$8.00
Class D
Actual (5.77% return)	$1,000.00	$1,057.70	$3.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.72	$3.11

*	Expenses are equal to the Fund's annualized expense ratio of 0.86%, 0.76%, 1.60% and 0.62% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended February 28, 2006, the total operating expense ratio for Class B shares was lower and, as a result the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Morgan Stanley Dividend Growth Securities Inc.

Portfolio of Investments February 28, 2006

NUMBER OF SHARES		VALUE
	Common Stocks (99.1%)
	Aerospace & Defense (2.0%)
231,400	L-3 Communications Holdings, Inc.	$19,231,654
1,382,900	Northrop Grumman Corp.	88,643,890
		107,875,544
	Apparel/Footwear (2.0%)
310,700	Nike, Inc. (Class B)	26,962,546
1,412,200	V.F. Corp.	77,388,560
		104,351,106
	Auto Parts: O.E.M. (0.7%)
488,600	Johnson Controls, Inc.	34,822,522
	Beverages: Non-Alcoholic (1.8%)
2,219,500	Coca-Cola Co. (The)	93,152,415
	Biotechnology (1.1%)
651,600	Genentech, Inc.*	55,835,604
	Chemicals: Agricultural (2.2%)
1,412,700	Monsanto Co.	118,497,276
	Chemicals: Major Diversified (0.5%)
622,200	Dow Chemical Co. (The)	26,773,266
	Computer Communications (0.8%)
824,900	Cisco Systems, Inc.*	16,695,976
1,502,500	Juniper Networks, Inc.*	27,630,975
		44,326,951
	Computer Peripherals (1.2%)
2,811,700	EMC Corp.*	39,420,034
822,500	Seagate Technology (Cayman Islands)*	21,853,825
		61,273,859
	Computer Processing Hardware (1.2%)
642,900	Apple Computer, Inc.*	44,064,366
674,600	Dell, Inc.*	19,563,400
		63,627,766
	Contract Drilling (0.3%)
201,800	Transocean Inc. (Cayman Islands)*	14,969,524
	Discount Stores (3.2%)
3,096,600	Target Corp.	168,455,040
	Drugstore Chains (2.4%)
4,491,500	CVS Corp.	$127,244,195
	Electric Utilities (2.6%)
1,400,500	Exelon Corp.	79,982,555
1,349,400	FPL Group, Inc.	56,580,342
		136,562,897
	Financial Conglomerates (5.7%)
1,753,400	American Express Co.	94,473,192
1,813,900	Citigroup, Inc.	84,110,543
1,247,100	JPMorgan Chase & Co.	51,305,694
679,900	UBS AG (Switzerland)	72,225,777
		302,115,206
	Financial Publishing/ Services (1.3%)
1,320,600	McGraw-Hill Companies, Inc. (The)	70,110,654
	Food: Major Diversified (4.1%)
3,675,200	PepsiCo, Inc.	217,241,072
	Food: Specialty/Candy (0.4%)
409,900	Hershey Co. (The)	20,966,385
	Home Improvement Chains (1.4%)
1,804,400	Home Depot, Inc. (The)	76,055,460
	Hotels/Resorts/ Cruiselines (0.9%)
785,300	Starwood Hotels & Resorts Worldwide, Inc.	49,866,550
	Household/Personal Care (3.6%)
3,234,200	Procter & Gamble Co. (The)	193,825,606
	Industrial Conglomerates (9.4%)
1,971,600	3M Co.	145,090,044
4,656,500	General Electric Co.	153,059,155
329,200	Honeywell International, Inc.	13,480,740
3,234,700	United Technologies Corp.	189,229,950
		500,859,889
	Information Technology Services (1.3%)
871,100	International Business Machines Corp.	69,897,064

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Portfolio of Investments February 28, 2006 continued

NUMBER OF SHARES		VALUE
	Insurance Brokers/Services (0.6%)
1,089,700	Marsh & McLennan Companies, Inc.	$33,682,627
	Integrated Oil (6.4%)
2,061,500	BP PLC (ADR) (United Kingdom)	136,924,830
3,393,000	Exxon Mobil Corp.	201,442,410
		338,367,240
	Internet Software/Services (1.7%)
195,200	Google, Inc. (Class A)*	70,783,424
681,800	Yahoo!, Inc.*	21,858,508
		92,641,932
	Investment Banks/Brokers (4.0%)
507,000	Goldman Sachs Group, Inc. (The)	71,634,030
92,800	Legg Mason, Inc.	12,118,752
1,519,000	Merrill Lynch & Co., Inc.	117,281,990
715,000	Nomura Holdings, Inc. (Japan) (a)	13,532,562
		214,567,334
	Investment Managers (1.8%)
2,607,200	Mellon Financial Corp.	94,093,848
	Life/Health Insurance (1.6%)
1,514,200	Lincoln National Corp.	85,961,134
	Major Banks (2.9%)
2,183,200	Bank of America Corp.	100,099,720
1,393,300	KeyCorp	51,928,291
		152,028,011
	Major Telecommunications (0.9%)
215,400	ALLTEL Corp.	13,602,510
1,519,500	Sprint Nextel Corp.	36,513,585
		50,116,095
	Managed Health Care (3.7%)
1,760,300	Caremark Rx, Inc.*	87,574,925
1,903,400	UnitedHealth Group Inc.	110,834,982
		198,409,907
	Medical Specialties (3.9%)
381,600	Alcon, Inc. (Switzerland)	43,945,056
1,622,400	Boston Scientific Corp.*	39,619,008
751,200	Fisher Scientific International, Inc.*	$51,201,792
1,373,200	Medtronic, Inc.	74,084,140
		208,849,996
	Office Equipment/ Supplies (2.3%)
2,871,600	Pitney Bowes, Inc.	122,732,184
	Oil & Gas Production (2.2%)
2,789,733	XTO Energy, Inc.	116,861,916
	Oilfield Services/ Equipment (1.8%)
1,442,700	Halliburton Co.	98,103,600
	Other Metals/Minerals (1.0%)
400,300	Phelps Dodge Corp.	55,241,400
	Packaged Software (1.8%)
3,637,800	Microsoft Corp.	97,856,820
	Pharmaceuticals: Major (5.4%)
1,655,000	Johnson & Johnson	95,410,750
1,438,600	Pfizer, Inc.	37,676,934
3,096,700	Wyeth	154,215,660
		287,303,344
	Property – Casualty Insurers (1.0%)
778,000	XL Capital Ltd. (Class A) (Cayman Islands)	52,553,900
	Regional Banks (0.1%)
138,000	Fifth Third Bancorp	5,333,700
	Semiconductors (2.7%)
1,096,400	Advanced Micro Devices, Inc.*	42,397,788
423,400	Broadcom Corp. (Class A)*	19,091,106
2,731,200	Texas Instruments Inc.	81,526,320
		143,015,214
	Telecommunication Equipment (1.4%)
1,594,200	QUALCOMM Inc.	75,262,182
	Tobacco (1.8%)
1,327,100	Altria Group, Inc.	95,418,490
	Total Common Stocks (Cost $2,676,690,203)	5,277,106,725

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Portfolio of Investments February 28, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (0.6%) Repurchase Agreements
$32,833	Joint repurchase agreement account 4.555% due 03/01/06 (dated 02/28/06; proceeds $32,837,154) (b) (Cost $32,833,000)	$32,833,000
1,032	The Bank of New York 4.375% due 03/01/06 (dated 02/28/06; proceeds $1,032,370) (c) (Cost $1,032,245)	1,032,245
	Total Short-Term Investments (Cost $33,865,245)	33,865,245

Total Investments (Cost $2,710,555,448) (d)	99.7%	5,310,971,970
Other Assets in Excess of Liabilities	0.3	12,728,130
Net Assets	100.0%	$5,323,700,100

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Securities with total market value equal to $13,532,562 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Collateralized by $1,122,203 Federal National Mortgage Assoc. 5.5% due 08/01/35 valued at $1,052,890.
(d)	The aggregate cost for federal income tax purposes is $2,712,386,089. The aggregate gross unrealized appreciation is $2,615,097,057 and the aggregate gross unrealized depreciation is $16,511,176, resulting in net unrealized appreciation of $2,598,585,881.

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Summary of Investments February 28, 2006

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Industrial Conglomerates	$ 500,859,889	9.4%
Integrated Oil	338,367,240	6.4
Financial Conglomerates	302,115,206	5.7
Pharmaceuticals: Major	287,303,344	5.4
Food: Major Diversified	217,241,072	4.1
Investment Banks/Brokers	214,567,334	4.0
Medical Specialties	208,849,996	3.9
Managed Health Care	198,409,907	3.7
Household/Personal Care	193,825,606	3.6
Discount Stores	168,455,040	3.2
Major Banks	152,028,011	2.9
Semiconductors	143,015,214	2.7
Electric Utilities	136,562,897	2.6
Drugstore Chains	127,244,195	2.4
Office Equipment/Supplies	122,732,184	2.3
Chemicals: Agricultural	118,497,276	2.2
Oil & Gas Production	116,861,916	2.2
Aerospace & Defense	107,875,544	2.0
Apparel/Footwear	104,351,106	2.0
Oilfield Services/Equipment	98,103,600	1.8
Packaged Software	97,856,820	1.8
Tobacco	95,418,490	1.8
Investment Managers	94,093,848	1.8
Beverages: Non-Alcoholic	93,152,415	1.8
Internet Software/Services	92,641,932	1.7
Life/Health Insurance	85,961,134	1.6
Home Improvement Chains	76,055,460	1.4
Telecommunication Equipment	$75,262,182	1.4%
Financial Publishing/Services	70,110,654	1.3
Information Technology Services	69,897,064	1.3
Computer Processing Hardware	63,627,766	1.2
Computer Peripherals	61,273,859	1.2
Biotechnology	55,835,604	1.1
Other Metals/Minerals	55,241,400	1.0
Property – Casualty Insurers	52,553,900	1.0
Major Telecommunications	50,116,095	0.9
Hotels/Resorts/Cruiselines	49,866,550	0.9
Computer Communications	44,326,951	0.8
Auto Parts: O.E.M.	34,822,522	0.7
Repurchase Agreements	33,865,245	0.6
Insurance Brokers/Services	33,682,627	0.6
Chemicals: Major Diversified	26,773,266	0.5
Food: Specialty/Candy	20,966,385	0.4
Contract Drilling	14,969,524	0.3
Regional Banks	5,333,700	0.1
	$5,310,971,970	99.7%

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Financial Statements

Statement of Assets and Liabilities

February 28, 2006

Assets:
Investments in securities, at value (cost $2,710,555,448)	$5,310,971,970
Cash	6,421
Receivable for:
Investments sold	31,481,330
Dividends	12,566,200
Capital stock sold	925,328
Foreign withholding taxes reclaimed	244,811
Interest	4,280
Prepaid expenses and other assets	84,125
Receivable from affiliate	910,104
Total Assets	5,357,194,569
Liabilities:
Payable for:
Investments purchased	19,339,589
Capital stock redeemed	9,988,897
Distribution fee	1,765,701
Investment advisory fee	1,530,818
Administration fee	330,623
Transfer agent fee	132,612
Accrued expenses and other payables	406,229
Total Liabilities	33,494,469
Net Assets	$5,323,700,100
Composition of Net Assets:
Paid-in-capital	$2,000,547,967
Net unrealized appreciation	2,600,416,522
Accumulated undistributed net investment income	22,049,004
Accumulated undistributed net realized gain	700,686,607
Net Assets	$5,323,700,100
Class A Shares:
Net Assets	$3,412,220,334
Shares Outstanding (500,000,000 authorized, $.01 par value)	101,825,649
Net Asset Value Per Share	$33.51
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$35.37
Class B Shares:
Net Assets	$1,320,352,163
Shares Outstanding (500,000,000 authorized, $.01 par value)	39,239,643
Net Asset Value Per Share	$33.65
Class C Shares:
Net Assets	$80,368,393
Shares Outstanding (500,000,000 authorized, $.01 par value)	2,404,888
Net Asset Value Per Share	$33.42
Class D Shares:
Net Assets	$510,759,210
Shares Outstanding (500,000,000 authorized, $.01 par value)	15,227,242
Net Asset Value Per Share	$33.54

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Financial Statements continued

Statement of Operations

For the year ended February 28, 2006

Net Investment Income:
Income
Dividends (net of $232,328 foreign withholding tax)	$109,906,764
Interest	2,009,717
Total Income	111,916,481
Expenses
Investment advisory fee	21,427,952
Transfer agent fees and expenses	7,855,625
Distribution fee (Class A shares)	7,456,676
Distribution fee (Class B shares)	3,192,857
Distribution fee (Class C shares)	888,966
Administration fee	4,715,876
Shareholder reports and notices	571,692
Custodian fees	236,211
Registration fees	101,220
Professional fees	90,922
Directors' fees and expenses	81,934
Other	350,587
Total Expenses	46,970,518
Net Investment Income	64,945,963
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments	1,297,981,679
Foreign exchange transactions	84,913
Net Realized Gain	1,298,066,592
Net change in unrealized appreciation/depreciation	(1,039,974,690)
Net Gain	258,091,902
Net Increase	$323,037,865

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED FEBRUARY 28, 2006	FOR THE YEAR ENDED FEBRUARY 28, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$64,945,963	$104,562,040
Net realized gain	1,298,066,592	801,010,229
Net change in unrealized appreciation	(1,039,974,690)	(455,937,739)
Net Increase	323,037,865	449,634,530
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(35,588,295)	(1,456,229)
Class B shares	(34,828,667)	(79,008,021)
Class C shares	(492,249)	(591,426)
Class D shares	(8,333,401)	(8,969,708)
Net realized gain
Class A shares	(510,609,043)	(18,670,786)
Class B shares	(231,506,952)	(1,075,505,396)
Class C shares	(12,645,093)	(18,704,327)
Class D shares	(77,988,935)	(98,856,950)
Total Dividends and Distributions	(911,992,635)	(1,301,762,843)
Net decrease from capital stock transactions	(752,156,534)	(355,425,242)
Net Decrease	(1,341,111,304)	(1,207,553,555)
Net Assets:
Beginning of period	6,664,811,404	7,872,364,959
End of Period (Including accumulated undistributed net investment income of $22,049,004 and $36,352,259, respectively)	$5,323,700,100	$6,664,811,404

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Notes to Financial Statements February 28, 2006

1.   Organization and Accounting Policies

Morgan Stanley Dividend Growth Securities Inc. (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Directors of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are

Morgan Stanley Dividend Growth Securities Inc.

Notes to Financial Statements February 28, 2006 continued

expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and

Morgan Stanley Dividend Growth Securities Inc.

Notes to Financial Statements February 28, 2006 continued

losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.37% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; 0.345% to the portion of the daily net assets exceeding $3 billion but not exceeding $4 billion; 0.32% to the portion of the daily net assets exceeding $4 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $6 billion; 0.27% to the portion of the daily net assets exceeding $6 billion but not exceeding $8 billion; 0.245% to the portion of the daily net assets exceeding $8 billion but not exceeding $10 billion; 0.22% to the portion of the daily net assets exceeding $10 billion but not exceeding $15 billion; and 0.195% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B

Morgan Stanley Dividend Growth Securities Inc.

Notes to Financial Statements February 28, 2006 continued

shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan’s inception; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of February 28, 2006.

For the year ended February 28, 2006, the distribution fee was accrued for Class B shares at annual rate of 0.14%. At February 28, 2006, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents payments due from the Distributor to the Fund.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $2,789,579 and $11,264, respectively and received $316,522 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions With Affiliates

The cost of purchases and the proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2006 aggregated $2,537,007,605 and $4,123,062,367, respectively. Included in the aforementioned transactions are purchases and sales with other Morgan Stanley funds of $3,265,582 and $37,014,289, respectively, including a net realized gain of $4,166,952.

Morgan Stanley Dividend Growth Securities Inc.

Notes to Financial Statements February 28, 2006 continued

For the year ended February 28, 2006, the Fund incurred brokerage commissions of $858,472, with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended February 28, 2006 included in Directors’ fees and expenses in the Statement of Operations amounted to $7,245. At February 28, 2006, the Fund had an accrued pension liability of $64,020 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Dividend Growth Securities Inc.

Notes to Financial Statements February 28, 2006 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED FEBRUARY 28, 2006	FOR THE YEAR ENDED FEBRUARY 28, 2005
Ordinary income	$121,016,688	$133,834,182
Long-term capital gains	790,975,947	1,167,928,661
Total distributions	$911,992,635	$1,301,762,843

As of February 28, 2006, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$73,348,342
Undistributed long-term gains	680,900,561
Net accumulated earnings	754,248,903
Capital loss carryforward*	(29,608,600)
Temporary differences	(74,051)
Net unrealized appreciation	2,598,585,881
Total accumulated earnings	$3,323,152,133

*   During the year ended February 28, 2006, the Fund utilized $5,921,720 of its net capital loss carryforward. As of February 28, 2006, the Fund had a net capital loss carryforward of $29,608,600 of which $24,792,661 will expire on February 28, 2010 and $4,815,939 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley Equity Fund ("Equity"), the Fund obtained a net capital loss carryforward of $120,845,930 from Equity. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of February 28, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to foreign currency gains. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $6,606.

Morgan Stanley Dividend Growth Securities Inc.

Notes to Financial Statements February 28, 2006 continued

6.   Capital Stock

Transactions in capital stock were as follows:

	FOR THE YEAR ENDED FEBRUARY 28, 2006		FOR THE YEAR ENDED FEBRUARY 28, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	566,468	$19,981,846	393,999	$15,246,462
Conversion from Class B	107,440,399	3,807,280,355	—	—
Reinvestment of dividends and distributions	14,538,329	495,299,467	490,173	18,438,792
Redeemed	(23,311,113)	(821,863,955)	(1,302,870)	(50,180,727)
Net increase (decrease) – Class A	99,234,083	3,500,697,713	(418,698)	(16,495,473)
CLASS B SHARES
Sold	1,467,494	52,607,838	4,081,060	159,735,292
Conversion to Class A	(107,074,066)	(3,807,280,355)	—	—
Reinvestment of dividends and distributions	7,061,689	242,807,508	27,755,680	1,046,078,181
Redeemed	(19,621,838)	(704,136,337)	(41,707,726)	(1,610,348,671)
Net decrease – Class B	(118,166,721)	(4,216,001,346)	(9,870,986)	(404,535,198)
CLASS C SHARES
Sold	140,678	4,992,089	320,615	12,475,483
Reinvestment of dividends and distributions	366,693	12,483,307	487,652	18,295,763
Redeemed	(872,348)	(30,924,586)	(857,612)	(32,777,319)
Net decrease – Class C	(364,977)	(13,449,190)	(49,345)	(2,006,073)
CLASS D SHARES
Sold	1,857,720	66,131,435	3,407,318	131,861,626
Reinvestment of dividends and distributions	2,322,525	79,311,068	2,628,224	98,762,191
Redeemed	(4,763,607)	(168,846,214)	(4,216,904)	(163,012,315)
Net increase (decrease) – Class D	(583,362)	(23,403,711)	1,818,638	67,611,502
Net decrease in Fund	(19,880,977)	$(752,156,534)	(8,520,391)	$(355,425,242)

Morgan Stanley Dividend Growth Securities Inc.

Notes to Financial Statements February 28, 2006 continued

7.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable and no provision has been made in the Fund’s financial statements for the effect, if any, of this matter.

8.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Dividend Growth Securities Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE YEAR ENDED FEBRUARY 28,
	2006	2005	2004*	2003	2002
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$37.21	$42.01	$34.01	$46.44	$52.54
Income (loss) from investment operations:
Net investment income‡	0.39	0.54	0.61	0.68	0.71
Net realized and unrealized gain (loss)	1.69	2.08	11.62	(11.41)	(3.51)
Total income (loss) from investment operations	2.08	2.62	12.23	(10.73)	(2.80)
Less dividends and distributions from:
Net investment income	(0.47)	(0.52)	(0.65)	(0.72)	(0.70)
Net realized gain	(5.31)	(6.90)	(3.58)	(0.98)	(2.60)
Total dividends and distributions	(5.78)	(7.42)	(4.23)	(1.70)	(3.30)
Net asset value, end of period	$33.51	$37.21	$42.01	$34.01	$46.44
Total Return†	5.94%	6.98%	37.26%	(23.66)%	(5.35)%
Ratios to Average Net Assets(1):
Expenses	0.85%	0.80%	0.80%	0.77%	0.73%
Net investment income	1.05%	1.41%	1.56%	1.69%	1.46%
Supplemental Data:
Net assets, end of period, in millions	$3,412	$96	$126	$104	$145
Portfolio turnover rate	44%	38%	34%	7%	0%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Financial Highlights continued

	FOR THE YEAR ENDED FEBRUARY 28,
	2006	2005		2004*		2003	2002
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$37.34	$42.08		$34.04		$46.46	$52.54
Income (loss) from investment operations:
Net investment income‡	0.39	0.57		0.43		0.37	0.34
Net realized and unrealized gain (loss)	1.72	2.09		11.64		(11.41)	(3.50)
Total income (loss) from investment operations	2.11	2.66		12.07		(11.04)	(3.16)
Less dividends and distributions from:
Net investment income	(0.49)	(0.50)		(0.45)		(0.40)	(0.32)
Net realized gain	(5.31)	(6.90)		(3.58)		(0.98)	(2.60)
Total dividends and distributions	(5.80)	(7.40)		(4.03)		(1.38)	(2.92)
Net asset value, end of period	$33.65	$37.34		$42.08		$34.04	$46.46
Total Return†	6.03%	7.03%		36.62%		(24.27)%	(6.06)%
Ratios to Average Net Assets(1):
Expenses	0.75%	0.75	% (2)	1.28	% (2)	1.54%	1.49%
Net investment income	1.15%	1.47	% (2)	1.08	% (2)	0.92%	0.70%
Supplemental Data:
Net assets, end of period, in millions	$1,320	$5,877		$7,040		$6,020	$9,865
Portfolio turnover rate	44%	38%		34%		7%	0%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 28, 2005	0.85%	1.37%
February 29, 2004	1.56	0.80

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Financial Highlights continued

	FOR THE YEAR ENDED FEBRUARY 28,
	2006	2005	2004*	2003	2002
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$37.11	$41.89	$33.92	$46.32	$52.44
Income (loss) from investment operations:
Net investment income‡	0.11	0.27	0.31	0.37	0.35
Net realized and unrealized gain (loss)	1.71	2.07	11.60	(11.38)	(3.49)
Total income (loss) from investment operations	1.82	2.34	11.91	(11.01)	(3.14)
Less dividends and distributions from:
Net investment income	(0.20)	(0.22)	(0.36)	(0.41)	(0.38)
Net realized gain	(5.31)	(6.90)	(3.58)	(0.98)	(2.60)
Total dividends and distributions	(5.51)	(7.12)	(3.94)	(1.39)	(2.98)
Net asset value, end of period	$33.42	$37.11	$41.89	$33.92	$46.32
Total Return†	5.21%	6.15%	36.25%	(24.26)%	(6.05)%
Ratios to Average Net Assets(1):
Expenses	1.59%	1.52%	1.56%	1.54%	1.48%
Net investment income	0.31%	0.70%	0.80%	0.92%	0.71%
Supplemental Data:
Net assets, end of period, in millions	$80	$103	$118	$83	$125
Portfolio turnover rate	44%	38%	34%	7%	0%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Financial Highlights continued

	FOR THE YEAR ENDED FEBRUARY 28,
	2006	2005	2004*	2003	2002
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$37.23	$42.04	$34.03	$46.47	$52.59
Income (loss) from investment operations:
Net investment income‡	0.46	0.65	0.70	0.77	0.83
Net realized and unrealized gain (loss)	1.71	2.06	11.63	(11.41)	(3.53)
Total income (loss) from investment operations	2.17	2.71	12.33	(10.64)	(2.70)
Less dividends and distributions from:
Net investment income	(0.55)	(0.62)	(0.74)	(0.82)	(0.82)
Net realized gain	(5.31)	(6.90)	(3.58)	(0.98)	(2.60)
Total dividends and distributions	(5.86)	(7.52)	(4.32)	(1.80)	(3.42)
Net asset value, end of period	$33.54	$37.23	$42.04	$34.03	$46.47
Total Return†	6.22%	7.22%	37.58%	(23.50)%	(5.10)%
Ratios to Average Net Assets(1):
Expenses	0.60%	0.56%	0.56%	0.54%	0.49%
Net investment income	1.30%	1.66%	1.80%	1.92%	1.70%
Supplemental Data:
Net assets, end of period, in millions	$511	$589	$588	$376	$480
Portfolio turnover rate	44%	38%	34%	7%	0%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Morgan Stanley Dividend Growth Securities Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dividend Growth Securities Inc. (the ‘‘Fund’’), including the portfolio of investments, as of February 28, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dividend Growth Securities Inc. as of February 28, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
April 19, 2006

Morgan Stanley Dividend Growth Securities Inc.

Director and Officer Information

Independent Directors:

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Director***	Other Directorships Held by Director
Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	197	Director of various business organizations.
Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Director	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	197	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation); United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (72) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Dividend Growth Securities Inc.

Director and Officer Information continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Director***	Other Directorships Held by Director
Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).
Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (69) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Director	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.
Fergus Reid (73) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Director	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Dividend Growth Securities Inc.

Director and Officer Information continued

Interested Directors:

Name, Age and Address of Interested Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Director***	Other Directorships Held by Director
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Chairman of the Board and Director	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None.
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of Dean Witter Realty Inc.	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Director began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Dividend Growth Securities Inc.

Director and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	Since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director of Morgan Stanley, Morgan Stanley Investment Management and Morgan Stanley & Co. Incorporated; Managing Director and Director of Morgan Stanley Investment Advisors Inc.; Managing Director and (since May 2002) Director of Morgan Stanley Investment Management Inc., Managing Director and (since January 2005) Director of Van Kampen Asset Management and Van Kampen Investments Inc. Director, President (since February 2006) and Chief Executive Officer (since February 2006) of Morgan Stanley Services Company Inc., Director of Moran Stanley Distributors Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Global Operating Officer of Morgan Stanley Investment Management Inc.; Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc. (November 2003 to February 2006).
J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc., Van Kampen Asset Management and Van Kampen Advisors Inc.; Managing Director and Director of Morgan Stanley Investment Management Ltd.; Vice President (since February 2006) of the Retail and Institutional Funds.
Dennis F. Shea (52) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc., Van Kampen Asset Management and Van Kampen Advisors Inc. Vice President (since February 2006) of the Retail and Institutional Funds. Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director of Morgan Stanley Investment Management, Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, General Counsel (May 2000 to February 2006) of Morgan Stanley Investment Management; Secretary (October 2003 to February 2006), General Counsel (May 2004 to February 2006) and Director (July 1998 to January 2005) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Secretary and General Counsel of Morgan Stanley Investment Management Inc. (November 2002 to February 2006); Secretary and Director of Morgan Stanley Distributors Inc.; Secretary (February 1997 to July 2003) and General Counsel (February 1997 to April 2004) of the Retail Funds; Vice President and Assistant General Counsel of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Distributors Inc. (February 1997 to December 2001).

Morgan Stanley Dividend Growth Securities Inc.

Director and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Amy R. Doberman (43) 1221 Avenue of Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of Morgan Stanley Investment Advisors Inc., Morgan Stanley Services Company Inc., Morgan Stanley Investment Management Inc., Van Kampen Asset Management, Van Kampen Advisors Inc. and Van Kampen Investments Inc.; Secretary (since February 2006) of Morgan Stanley Distributors Inc. and Morgan Stanley Distribution, Inc. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).
Carsten Otto (42) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer (since February 2005) of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc. and (since June 2004) of Van Kampen Asset Management, Van Kampen Advisors Inc. and Van Kampen Investments Inc. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (39) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc., Van Kampen Asset Management, Van Kampen Advisors Inc. and Van Kampen Investments Inc. Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of Van Kampen Asset Management Inc., Van Kampen Advisors Inc. and Van Kampen Investments Inc. (December 2002 to February 2006); Secretary of Morgan Stanley Distribution, Inc. (October 2005 to February 2006).
Francis J. Smith (40) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Thomas F. Caloia (59) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Vice President	Since July 2003	Executive Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Assistant Treasurer of Morgan Stanley Investment Advisors Inc., Morgan Stanley Services Company Inc. and Morgan Stanley Distributors Inc.; Vice President of the Retail Funds. Formerly, Treasurer of the Retail Funds (April 1989-July 2003).

Mary E. Mullin (38) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Inc.; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

Morgan Stanley Dividend Growth Securities Inc.

Director and Officer Information continued

2006 Federal Tax Notice (unaudited)

During the fiscal year ended February 28, 2006, 94.91% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended February 28, 2006 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Also during the fiscal year ended February 28, 2006, the Fund paid to its shareholders $5.06 per share from long-term capital gains.

(This page has been left blank intentionally.)

Directors

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

37910RPT-RA06-00313P-Y02/06	MORGAN STANLEY FUNDS
Morgan Stanley Dividend Growth Securities Annual Report February 28, 2006

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the
Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2) Not applicable.

         (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

                                       2

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2006
                                                            REGISTRANT            COVERED ENTITIES(1)

              AUDIT FEES........................            $ 34,993              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $    540 (2)          $5,190,300 (2)
                        TAX FEES...................         $  5,320(3)           $2,044,491 (4)
                        ALL OTHER FEES...........           $       -             $    -
              TOTAL NON-AUDIT FEES..........                $   5,860             $7,234,791

              TOTAL..............................           $ 40,853              $7,234,791

           2005
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $ 33,332              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....             $    452 (2)          $ 3,746,495 (2)
                        TAX FEES..................          $  5,329  (3)         $    79,800 (4)
                        ALL OTHER FEES...........           $    -                $    -
              TOTAL NON-AUDIT FEES.........                 $  5,781              $ 3,826,295

              TOTAL..............................           $ 39,113              $  3,826,295

              N/A- Not applicable, as not required by Item 4.

              (1)   Covered Entities include the Adviser (excluding
                    sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
                    Entities' and funds advised by the Adviser or its
                    affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the review of
                    Covered Entities' tax returns.
              (5)   All other fees represent project management for future
                    business applications and

                                       3

                    improving business and operational processes.

                                       4

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

-----------------------
(1)      This Audit Committee Audit and Non-Audit Services Pre-Approval Policy
         and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       5

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

   2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       6

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

   6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8.  PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       7

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

   9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       8

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J.
Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       9

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       10

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Dividend Growth Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2006

                                       11

                                                                    EXHIBIT 12 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
           -----------------------------------------------------------
                                    OFFICERS
                                    --------
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005
            ---------------------------------------------------------

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o        honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o        full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in
                  other public communications made by the Fund;

         o        compliance with applicable laws and governmental rules and regulations;

         o        prompt internal reporting of violations of the Code to an
                  appropriate person or persons identified in the Code; and

         o        accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT
         CONFLICTS OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       12

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o        use his personal influence or personal relationships
                  improperly to influence investment decisions or financial
                  reporting by the Fund whereby the Covered Officer would
                  benefit personally (directly or indirectly);

         o        cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o        use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade
                  personally in contemplation of the market effect of such
                  transactions.

                                       13

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o        service or significant business relationships as a director on the board of any public or private company;

         o        accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any
                  person or entity with which the Fund has current or
                  prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

         o        any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o        a direct or indirect financial interest in commissions,
                  transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares
                  other than an interest arising from the Covered Officer's
                  employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o        Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally
                  applicable to the Funds;

         o        each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others,
                  whether within or outside the Fund, including to the Fund's
                  Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o        each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and
                  understandable disclosure in the reports and documents the
                  Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       14

         o        it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
                  applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o        upon adoption of the Code (thereafter as applicable, upon
                  becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o        annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o        not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith;
                  and

         o        notify the General Counsel promptly if he/she knows or
                  suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o        the General Counsel will take all appropriate action to
                  investigate any potential violations reported to him;

         o        if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o        any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o        if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company
                  Act (the "Independent Directors/Trustees/Managing General
                  Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to,
                  applicable

-------------------
(2)      Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       15

                  policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o        the Independent Directors/Trustees/Managing General Partners
                  of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

         o        any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       16

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       17

                                    EXHIBIT A
                                    ---------

                                    FUND LIST

                                       AT
                               SEPTEMBER 20, 2005

RETAIL FUNDS

OPEN-END RETAIL FUNDS

    TAXABLE MONEY MARKET FUNDS
    --------------------------

1.  Active Assets Government Securities Trust ("AA Government")
2.  Active Assets Institutional Government Securities Trust ("AA Institutional
    Government")
3.  Active Assets Institutional Money Trust ("AA Institutional Money")
4.  Active Assets Money Trust ("AA Money")
5.  Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.  Morgan Stanley U.S. Government Money Market Trust ("Government Money")

    TAX-EXEMPT MONEY MARKET FUNDS
    -----------------------------

7.  Active Assets California Tax-Free Trust ("AA California")
8.  Active Assets Tax-Free Trust ("AA Tax-Free")
9.  Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free
    Daily")
10. Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11. Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

    EQUITY FUNDS
    ------------

12. Morgan Stanley Aggressive Equity Fund ("Aggressive Equity")+
13. Morgan Stanley Allocator Fund ("Allocator Fund")+
14. Morgan Stanley American Opportunities Fund ("American Opportunities")+
15. Morgan Stanley Biotechnology Fund ("Biotechnology Fund")+
16. Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
17. Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+
18. Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
19. Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+
20. Morgan Stanley European Equity Fund Inc. ("European Equity")+
21. Morgan Stanley Financial Services Trust ("Financial Services")+
22. Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
23. Morgan Stanley Global Advantage Fund ("Global Advantage")+
24. Morgan Stanley Global Dividend Growth Securities ("Global Dividend Growth")+

                                       18

25. Morgan Stanley Global Utilities Fund ("Global Utilities")+
26. Morgan Stanley Growth Fund ("Growth Fund")+
27. Morgan Stanley Health Sciences Trust ("Health Sciences")+
28. Morgan Stanley Income Builder Fund ("Income Builder")+
29. Morgan Stanley Information Fund ("Information Fund")+
30. Morgan Stanley International Fund ("International Fund")+
31. Morgan Stanley International SmallCap Fund ("International SmallCap")+
32. Morgan Stanley International Value Equity Fund ("International Value")+
33. Morgan Stanley Japan Fund ("Japan Fund")+
34. Morgan Stanley KLD Social Index Fund ("KLD Social Index")+
35. Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+
36. Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
37. Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
38. Morgan Stanley Natural Resource Development Securities Inc. ("Natural
    Resource")+
39. Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
40. Morgan Stanley Real Estate Fund ("Real Estate")+
41. Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+
42. Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
43. Morgan Stanley Special Growth Fund ("Special Growth")+
44. Morgan Stanley Special Value Fund ("Special Value")+
45. Morgan Stanley Total Market Index Fund ("Total Market Index")+
46. Morgan Stanley Total Return Trust ("Total Return")+
47. Morgan Stanley Utilities Fund ("Utilities Fund")+
48. Morgan Stanley Value Fund ("Value Fund")+

    BALANCED FUNDS
    --------------

49. Morgan Stanley Balanced Growth Fund ("Balanced Growth")+
50. Morgan Stanley Balanced Income Fund ("Balanced Income")+

    ASSET ALLOCATION FUND
    ---------------------

51. Morgan Stanley Strategist Fund ("Strategist Fund")+

    TAXABLE FIXED-INCOME FUNDS
    --------------------------

52. Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
53. Morgan Stanley Flexible Income Trust ("Flexible Income")+
54. Morgan Stanley Income Trust ("Income Trust")+
55. Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
56. Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
57. Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
58. Morgan Stanley Limited Duration U.S. Treasury Trust ("Limited Duration
    Treasury")
59. Morgan Stanley Total Return Income Securities Fund ("Total Return Income")+
60. Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

                                       19

    TAX-EXEMPT FIXED-INCOME FUNDS
    -----------------------------

61. Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
62. Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
63. Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
64. Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

    SPECIAL PURPOSE FUNDS
    ---------------------

65. Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")
             o   American Opportunities Portfolio
             o   Balanced Growth Portfolio
             o   Capital Opportunities Portfolio
             o   Developing Growth Portfolio
             o   Dividend Growth Portfolio
             o   Equally-Weighted S&P 500 Portfolio
             o   Flexible Income Portfolio
             o   Global Equity Portfolio
             o   Growth Portfolio
             o   Money Market Portfolio
             o   Utilities Portfolio

66. Morgan Stanley Variable Investment Series ("Variable Investment")
             o   Aggressive Equity Portfolio
             o   Dividend Growth Portfolio
             o   Equity Portfolio
             o   European Equity Portfolio
             o   Global Advantage Portfolio
             o   Global Dividend Growth Portfolio
             o   High Yield Portfolio
             o   Income Builder Portfolio
             o   Information Portfolio
             o   Limited Duration Portfolio
             o   Money Market Portfolio
             o   Income Plus Portfolio
             o   S&P 500 Index Portfolio
             o   Strategist Portfolio
             o   Utilities Portfolio

CLOSED-END RETAIL FUNDS

    TAXABLE FIXED-INCOME CLOSED-END FUNDS
    -------------------------------------

                                       20

67. Morgan Stanley Government Income Trust ("Government Income")
68. Morgan Stanley Income Securities Inc. ("Income Securities")
69. Morgan Stanley Prime Income Trust ("Prime Income")

    TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
    ----------------------------------------

70. Morgan Stanley California Insured Municipal Income Trust ("California
    Insured Municipal")
71. Morgan Stanley California Quality Municipal Securities ("California Quality
    Municipal")
72. Morgan Stanley Insured California Municipal Securities ("Insured California
    Securities")
73. Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
74. Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")
75. Morgan Stanley Insured Municipal Securities ("Insured Municipal Securities")
76. Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
77. Morgan Stanley Municipal Income Opportunities Trust ("Municipal
    Opportunities")
78. Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
    Opportunities II")
79. Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
    Opportunities III")
80. Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
81. Morgan Stanley New York Quality Municipal Securities ("New York Quality
    Municipal")
82. Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")
83. Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
    Investment")
84. Morgan Stanley Quality Municipal Securities ("Quality Municipal Securities")

+-  Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------

OPEN-END INSTITUTIONAL FUNDS

1.  Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

         Active Portfolios:
             o   Active International Allocation Portfolio
             o   Emerging Markets Portfolio
             o   Emerging Markets Debt Portfolio
             o   Equity Growth Portfolio
             o   European Real Estate Portfolio
             o   Focus Equity Portfolio
             o   Global Franchise Portfolio
             o   Global Value Equity Portfolio

                                       21

             o   International Equity Portfolio
             o   International Magnum Portfolio
             o   International Small Cap Portfolio
             o   Money Market Portfolio
             o   Municipal Money Market Portfolio
             o   Small Company Growth Portfolio
             o   U.S. Real Estate Portfolio
             o   Value Equity Portfolio

         Inactive Portfolios*:

             o   China Growth Portfolio
             o   Gold Portfolio
             o   Large Cap Relative Value Portfolio
             o   MicroCap Portfolio
             o   Mortgage-Backed Securities Portfolio
             o   Municipal Bond Portfolio
             o   U.S. Equity Plus Portfolio

2. Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

         Active Portfolios:

             o   Advisory Foreign Fixed Income II Portfolio
             o   Advisory Foreign Fixed Income Portfolio
             o   Advisory Mortgage Portfolio
             o   Balanced Portfolio
             o   Core Plus Fixed Income Portfolio
             o   Equity Portfolio
             o   High Yield Portfolio
             o   Intermediate Duration Portfolio
             o   International Fixed Income Portfolio
             o   Investment Grade Fixed Income Portfolio
             o   Limited Duration Portfolio
             o   Mid-Cap Growth Portfolio
             o   Municipal Portfolio
             o   U.S. Core Fixed Income Portfolio
             o   U.S. Mid-Cap Value Portfolio
             o   U.S. Small-Cap Value Portfolio
             o   Value Portfolio

--------------------
* Have not commenced or have ceased operations

                                       22

         Inactive Portfolios*:

             o   Balanced Plus Portfolio
             o   Growth Portfolio
             o   Investment Grade Credit Advisory Portfolio
             o   Mortgage Advisory Portfolio
             o   New York Municipal Portfolio
             o   Targeted Duration Portfolio
             o   Value II Portfolio

3. The Universal Institutional Funds, Inc. ("Universal Funds")

         Active Portfolios:

             o   Core Plus Fixed Income Portfolio
             o   Emerging Markets Debt Portfolio
             o   Emerging Markets Equity Portfolio
             o   Equity and Income Portfolio
             o   Equity Growth Portfolio
             o   Global Franchise Portfolio
             o   Global Value Equity Portfolio
             o   High Yield Portfolio
             o   International Magnum Portfolio
             o   Mid-Cap Growth Portfolio
             o   Money Market Portfolio
             o   Small Company Growth Portfolio
             o   Technology Portfolio
             o   U.S. Mid-Cap Value Portfolio
             o   U.S. Real Estate Portfolio
             o   Value Portfolio

         Inactive Portfolios*:

             o   Balanced Portfolio
             o   Capital Preservation Portfolio
             o   Core Equity Portfolio
             o   International Fixed Income Portfolio
             o   Investment Grade Fixed Income Portfolio
             o   Latin American Portfolio
             o   Multi-Asset Class Portfolio
             o   Targeted Duration Portfolio

4. Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

-----------------------

                                       23

         Active Portfolios:

             o   Government Portfolio
             o   Money Market Portfolio
             o   Prime Portfolio
             o   Tax-Exempt Portfolio
             o   Treasury Portfolio

         Inactive Portfolios*:

             o   Government Securities Portfolio
             o   Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.  Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.  Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.  Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")
8.  Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.  Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")
10. Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11. The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12  The Malaysia Fund, Inc. ("Malaysia Fund")
13. The Thai Fund, Inc. ("Thai Fund")
14. The Turkish Investment Fund, Inc. ("Turkish Investment")

CLOSED-END FUND OF HEDGE FUNDS

15. Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION
MORGAN STANLEY RETAIL FUNDS

1.  Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS

1.  Morgan Stanley Absolute Return Fund
2.  Morgan Stanley Institutional Fund of Hedge Funds II

-----------------------
* Have not commenced or have ceased operations

                                       24

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       25

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       26

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Dividend Growth
     Securities Inc.;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       27

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: April 19, 2006
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       28

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Dividend Growth
     Securities Inc.;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       29

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: April 19, 2006
                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial  Officer

                                       30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Dividend Growth Securities Inc.

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended February 28, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 19, 2006                                 /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Dividend Growth Securities Inc. and will be retained by Morgan Stanley Dividend Growth Securities Inc. and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       31

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Dividend Growth Securities Inc.

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended February 28, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 19, 2006                               /s/ Francis Smith
                                                   ----------------------
                                                   Francis Smith
                                                   Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Dividend Growth Securities Inc. and will be retained by Morgan Stanley Dividend Growth Securities Inc. and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       32